WARRANTS	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
WARRANTS

12.WARRANTS

Common Stock Warrants — In connection with the Credit Agreement and subsequent amendments (as discussed in Note 6), the Company issued 37,607 warrants to purchase common stock. Immediately prior to the Closing, all 37,607 warrants to purchase common stock outstanding immediately prior to the Business Combination were cashless exercised. Upon cashless exercise, 29,546 and 96 shares of Old Boxed common stock were issued to warrant holders, using exercise prices of $2.01 and $0.95, respectively, with the total remaining 7,965 shares surrendered to cover the aggregate exercise amount. Then, upon Closing, each share of Old Boxed common stock was converted into the right to receive approximately 0.9498 shares of New Boxed common stock.

In addition, immediately prior to Closing, these warrants were marked-to-market, creating a $132,672 fair value adjustment recorded in the Consolidated Statement of Operations.

Prior to the Business Combination, these warrants were classified as liabilities and any corresponding changes to the fair value of the warrants were recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period. The estimated fair value of these common stock warrants as of December 31, 2020 and 2019 was determined using Level 3 inputs and assumptions within the Black-Scholes pricing model. The Company used the following methods to determine its underlying assumptions: expected volatilities were based upon an analysis of the historical volatility of guideline public companies and factors specific to the Company; the expected term was based on the estimated timing until a liquidity event given that the warrants would automatically exercise upon an acquisition; the risk-free interest rate was based on the average of the observed yield of three-year and five-year U.S. Treasury securities; and the expected dividend yield was based on the expected annual dividend. The key assumptions used in the Black-Scholes model were as follows:

	2020	2019
Expected volatility	57.0%	55.0%
Expected term (in years)	1.0	2.0
Risk-free interest rate	1.7%	1.7%
Expected dividend yield	0.0%	0.0%

The accrued value of these warrants as of December 31, 2020 and 2019 was $49,863 and $59,624, respectively. There were 37,607 warrants to purchase common stock outstanding as of December 31, 2020 and 2019.

Series E-1 Preferred Warrants — In connection with the Company’s New Term Loan, signed on August 4, 2021 (as discussed in Note 6), the Company issued warrants to purchase 126,993 shares of Series E-1 preferred stock at a price of $7.0871 per share. Immediately prior to the Closing, all 126,993 warrants to purchase preferred stock were (i) cashless exercised into 32,233 shares of Old Boxed Series E-1 preferred stock (the remaining 94,760 warrants surrendered to pay the aggregate exercise price), and ii) converted to Old Boxed common stock. Then, upon Closing, each share of Old Boxed common stock was converted into the right to receive approximately 0.9498 shares of New Boxed common stock.

In addition, immediately prior to Closing, these warrants were marked-to-market, creating a $52,183 fair value adjustment that is recorded in the Company’s Consolidated Statements of Operations.

Series C-1 Preferred Warrants — In connection with a sale leaseback agreement the Company entered into in December 2016, the Company issued warrants to purchase 88,361 shares of Series C-1 preferred stock at a price of $10.88 per share. Immediately prior to the consummation of the Business Combination, these warrants were cancelled at the election of the warrant holders and the related accrued liability and fair value adjustments were reversed from the Company’s Consolidated Financial Statements.

Prior to the consummation of the Business Combination, and in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), the fair value of these warrants were classified as a liability on the Company’s Consolidated Balance Sheets as the warrant terms include a conditional redemption feature through which the holders may participate in a deemed liquidation event when holders of common stock may not. The fair value as of the grant date was recorded as a discount to the capital lease principle. Corresponding changes to the fair value of the warrants were recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period. At the end of each reporting period, until expiry, the Company used an option pricing model to estimate and report the fair value of the Series C-1 preferred warrants. The following table presents the quantitative inputs, which were classified in Level 3 of the fair value hierarchy, used in estimating the fair value of the warrants:

	2020	2019
Expected volatility	60.0%	45.0%
Expected term (in years)	1.0	2.0
Risk-free interest rate	0.1%	1.6%

There were 88,361 warrants to purchase Series C-1 preferred stock outstanding as of December 31, 2020 and 2019. The accrued value of these warrants as of December 31, 2020 and 2019 was $153,748 and $87,477, respectively. As a result of the change in fair value of these warrants as of December 31, 2020 and 2019, $(66,271) and $13,254 were recorded in other income (expense), net, respectively, in the Consolidated Statements of Operations.

Series C-3 Preferred Warrants — In April 2016, in conjunction with a general marketing agreement, the Company issued warrants to purchase shares up to 1,102,752 shares of Series C-3 preferred stock to a strategic partner at a price of $10.88 per share. Immediately prior to the consummation of the Business Combination, these warrants were cancelled at the election of the warrant holders and the related accrued liability and fair value adjustments were reversed from the Company’s Consolidated Financial Statements.

Under the initial terms of these warrants, the number of exercisable shares was dependent upon performance conditions. The warrant was exercisable upon vesting through completion of marketing milestones. In accordance with ASC 480, the fair value of these warrants were classified as a liability on the Company’s Consolidated Balance Sheets as the warrant terms included a conditional redemption feature through which the holders may participate in a deemed liquidation event when holders of common stock may not. Therefore, as the performance conditions are met, the warrants were recorded as a liability in the Consolidated Balance Sheets and as marketing expense in the Consolidated Statements of Operations. Corresponding changes to the fair value of the warrants were recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period. All milestones related to the warrants were met in 2016 and 2017 and all the warrants were fully vested.

At the end of each reporting period, until expiry, the Company used an option pricing model to estimate and report the fair value of the Series C-3 preferred warrants. The following table presents the quantitative inputs, which are classified in Level 3 of the fair value hierarchy, used in estimating the fair value of the warrants:

	2020	2019
Expected volatility	60.0%	45.0%
Expected term (in years)	1.0	2.0
Risk-free interest rate	0.1%	1.6%

There were 1,102,752 warrants outstanding to purchase Series C-3 preferred shares as of December 31, 2020 and 2019, respectively. The accrued value of these warrants as of December 31, 2020 and 2019 was $1,918,788 and $1,091,724, respectively. As a result of the change in fair value of these warrants as of December 31, 2020 and 2019, $(827,064) and $165,413 were recorded in other income (expense), net, respectively, in the Consolidated Statements of Operations.

Public and Private Warrants — In December 2021, in connection with the closing of the Business Combination, the Company assumed a total of 18,525,000 outstanding warrants to purchase one share of Boxed common stock with an exercise price of $11.50. Of these warrants, 12,937,500 warrants (the “Public Warrants”) were originally issued in the initial public offering (“IPO”) of Seven Oaks and 5,587,500 warrants (the “Private Warrants”) were originally issued in a private placement in connection with the IPO. The Private Warrants are identical to the Public Warrants, except the Private Warrants and the shares of common stock issuable upon the exercise of the Private Warrants were not transferable, assignable or salable until after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable on a cashless basis, at the holder’s option, and are non-redeemable by the Company so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchases or their transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company evaluated its warrants under ASC 815-40, Derivatives and Hedging, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Therefore, the Company recorded these warrants as current liabilities on the Consolidated Balance Sheets at fair value upon Closing, with subsequent changes in their respective fair values to be recognized in other income (expense), net in the Consolidated Statements of Operations during future reporting periods. See further disclosure on the change in fair value of Public and Private Warrant liabilities within Note 15.